Contingencies (Detail) $ in Thousands, $ in Thousands	Jul. 10, 2024 USD ($)	Feb. 17, 2022 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Mar. 31, 2026 MXN ($)	Dec. 31, 2025 MXN ($)	Jun. 17, 2025 MXN ($)	Sep. 22, 2023 MXN ($)	Sep. 09, 2022 MXN ($)	Nov. 24, 2021 MXN ($)
Disclosure of contingent liabilities [line items]
Provision for trials in process (Note 19)						$ 14,749,487	$ 13,424,603
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities				$ 51,454
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value					$ 193,713
Legal settlement payment	$ 27,244
Accrued reserve on contingent liabilities	4,143
Exploration and Extraction (formerly Pemex Exploration and Production) | Arbitration Proceeding
Disclosure of contingent liabilities [line items]
Loss contingency damages sought amount								$ 7,316,929
Additional loss for fair profit on contingency damages claims								$ 2,353,719
Exploration and Extraction (formerly Pemex Exploration and Production) | Standby Letters Of Credit
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities	$ 13,975
Pemex Industrial Transformation | Administrative Claim
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value		$ 240,488	$ 14,607	$ 113,582
Pemex Industrial Transformation | Tax Contingent Liability
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 8,349,608	$ 5,852,222	$ 3,084,975